UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III
(Exact name of registrant as specified in charter)

________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

(a)              A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Strategas Macro Momentum ETF

Ticker: SAMM

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Strategas Macro Momentum ETF (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://strategasetfs.com/samm or by contacting us at (855) 273-7227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Momentum ETF	$33	0.65%

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,752,475	28	$-	126%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference* as of June 30, 2025

Value	Value
Registered Investment Company	1.5%
Utilities	2.5%
Energy	5.8%
Communication Services	6.9%
Consumer Discretionary	7.5%
Health Care	11.1%
Financials	15.3%
Industrials	20.9%
Information Technology	24.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings as of June 30, 2025

Holding Name	Percentage of Total Net Assets
EQT	5.8%
Uber Technologies	5.2%
Crowdstrike Holdings, Cl A	4.9%
Deere	4.6%
Goldman Sachs Group	4.6%
Carnival	4.3%
Take-Two Interactive Software	4.1%
International Business Machines	3.9%
Natera	3.9%
Abbott Laboratories	3.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (855) 273-7227

  https://strategasetfs.com/samm

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (855) 273-7227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SAMM-SAR-2025

The Advisors' Inner Circle Fund III

Strategas Macro Thematic Opportunities ETF

Ticker: SAMT

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Strategas Macro Thematic Opportunities ETF (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://strategasetfs.com/samt or by contacting us at (855) 273-7227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Thematic Opportunities ETF	$35	0.65%

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$183,376,422	37	$402,951	69%

What did the Fund invest in?

 Asset/Sector WeightingsFootnote Reference* as of June 30, 2025

Value	Value
Registered Investment Company	3.8%
Exchange-Traded Funds	4.8%
Energy	5.3%
Consumer Discretionary	5.6%
Consumer Staples	6.0%
Health Care	7.0%
Communication Services	8.1%
Utilities	8.6%
Information Technology	10.8%
Financials	11.8%
Industrials	20.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings as of June 30, 2025

Holding Name	Percentage of Total Net Assets
Rocket Lab	5.1%
Robinhood Markets, Cl A	4.1%
Costco Wholesale	4.0%
Sprott Physical Gold Trust	3.8%
Cencora	3.7%
Berkshire Hathaway, Cl B	3.6%
Entergy	3.5%
Quanta Services	3.3%
Meta Platforms, Cl A	2.9%
Cheniere Energy	2.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (855) 273-7227

  https://strategasetfs.com/samt

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (855) 273-7227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SAMT-SAR-2025

The Advisors' Inner Circle Fund III

Strategas Global Policy Opportunities ETF

Ticker: SAGP

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about Strategas Global Policy Opportunities ETF (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://strategasetfs.com/sagp or by contacting us at (855) 273-7227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Global Policy Opportunities ETF	$35	0.65%

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$52,312,831	100	$139,858	45%

What did the Fund invest in?

Country Weightings as of June 30, 2025Footnote Reference*

Value	Value
Other Countries	3.0%
France	1.6%
Ireland	1.6%
Netherlands	1.6%
Sweden	1.6%
Luxembourg	1.7%
South Korea	2.1%
Canada	3.4%
Germany	4.7%
Switzerland	4.8%
Japan	6.2%
United Kingdom	7.8%
United States	58.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings as of June 30, 2025

Holding Name	Percentage of Total Net Assets
Coinbase Global, Cl A	2.5%
HD Hyundai Electric	2.1%
Leidos Holdings	2.1%
Axon Enterprise	2.0%
Textron	2.0%
Huntington Ingalls Industries	2.0%
General Dynamics	1.9%
VeriSign	1.9%
DaVita	1.9%
First Solar	1.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (855) 273-7227

  https://strategasetfs.com/sagp

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (855) 273-7227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SAGP-SAR-2025

(b)              Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)              The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)              Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

STRATEGAS
ASSET MANAGEMENT

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION // JUNE 2025

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	11
Statements of Operations	13
Statements of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	22
Other Information (Form N-CSRS Items 8-11)	45

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO MOMENTUM ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.3%

	Shares	Value
COMMUNICATION SERVICES — 6.9%
Spotify Technology *	562	$431,245
Take-Two Interactive Software *	2,663	646,710
		1,077,955

CONSUMER DISCRETIONARY — 7.5%
Carnival *	23,972	674,092
Coupang, Cl A *	17,079	511,687
		1,185,779

ENERGY — 5.8%
EQT	15,747	918,365

FINANCIALS — 15.3%
Goldman Sachs Group	1,028	727,567
Hartford Financial Services Group	4,646	589,438
Morgan Stanley	4,145	583,865
Wells Fargo	6,236	499,628
		2,400,498

HEALTH CARE — 11.1%
Abbott Laboratories	4,449	605,109
Gilead Sciences	4,831	535,613
Natera *	3,593	607,001
		1,747,723

INDUSTRIALS — 20.9%
BWX Technologies	3,228	465,026
Deere	1,432	728,158
Leonardo DRS *	8,483	394,290
Parker-Hannifin	656	458,196
TransDigm Group	280	425,779
Uber Technologies *	8,759	817,214
		3,288,663

INFORMATION TECHNOLOGY — 24.3%
Broadcom	1,914	527,594
Crowdstrike Holdings, Cl A *	1,516	772,114
CyberArk Software *	1,205	490,290
D-Wave Quantum *	22,245	325,667
International Business Machines	2,093	616,974

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO MOMENTUM ETF JUNE 30, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
KLA	553	$495,344
Micron Technology	2,733	336,843
Mirion Technologies, Cl A *	12,434	267,704
		3,832,530

UTILITIES — 2.5%
Constellation Energy	1,222	394,413

TOTAL COMMON STOCK
(Cost $12,907,951)		14,845,926

REGISTERED INVESTMENT COMPANY — 1.5%

Sprott Physical Gold Trust
(Cost $179,677)	9,574	242,701

TOTAL INVESTMENTS— 95.8%
(Cost $13,087,628)		$15,088,627

Percentages are based on Net Assets of $15,752,475.

*	Non-income producing security.

Cl — Class

As of June 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 83.3%

	Shares	Value
COMMUNICATION SERVICES — 8.1%
Meta Platforms, Cl A	7,283	$5,375,510
Netflix *	3,494	4,678,920
Spotify Technology *	6,300	4,834,242
		14,888,672

CONSUMER DISCRETIONARY — 5.6%
Coursera *	278,572	2,440,291
O'Reilly Automotive *	33,483	3,017,823
Universal Technical Institute *	140,859	4,773,711
		10,231,825

CONSUMER STAPLES — 6.0%
Altria Group	63,193	3,705,005
Costco Wholesale	7,433	7,358,224
		11,063,229

ENERGY — 5.3%
Cheniere Energy	21,804	5,309,710
EQT	75,912	4,427,188
		9,736,898

FINANCIALS — 11.8%
Berkshire Hathaway, Cl B *	13,450	6,533,607
JPMorgan Chase	16,318	4,730,751
Progressive	10,740	2,866,076
Robinhood Markets, Cl A *	80,392	7,527,103
		21,657,537

HEALTH CARE — 7.0%
Abbott Laboratories	25,003	3,400,658
Cencora	22,344	6,699,849
Natera *	15,629	2,640,363
		12,740,870

INDUSTRIALS — 20.1%
AECOM	41,891	4,727,818
GE Vernova *	7,249	3,835,808
NuScale Power *	54,850	2,169,866
Planet Labs PBC *	484,455	2,955,176
Quanta Services	16,204	6,126,409
Republic Services, Cl A	13,887	3,424,673

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF JUNE 30, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Rocket Lab *	263,346	$9,419,886
Vertiv Holdings, Cl A	32,210	4,136,086
		36,795,722

INFORMATION TECHNOLOGY — 10.8%
Circle Internet Group *	14,414	2,613,114
Cognizant Technology Solutions, Cl A	31,845	2,484,865
Crowdstrike Holdings, Cl A *	9,070	4,619,442
Microsoft	10,060	5,003,945
Palantir Technologies, Cl A *	37,741	5,144,853
		19,866,219

UTILITIES — 8.6%
Constellation Energy	11,138	3,594,901
Entergy	76,427	6,352,612
Oklo, Cl A *	33,383	1,869,114
Talen Energy *	13,388	3,892,829
		15,709,456

TOTAL COMMON STOCK
(Cost $123,080,991)		152,690,428

EXCHANGE-TRADED FUNDS — 4.8%

iShares 0-3 Month Treasury Bond ETF	43,738	4,403,979
US Treasury 3 Month Bill ETF	88,081	4,403,610

TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,783,754)		8,807,589

REGISTERED INVESTMENT COMPANY — 3.8%

Sprott Physical Gold Trust
(Cost $5,973,009)	275,716	6,989,401

TOTAL INVESTMENTS— 91.9%
(Cost $137,837,754)		$168,487,418

Percentages are based on Net Assets of $183,376,422.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF JUNE 30, 2025 (UNAUDITED)

Cl — Class

ETF — Exchange-Traded Fund

As of June 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF JUNE 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.4%

	Shares	Value
AUSTRALIA — 1.5%
HEALTH CARE — 1.5%
CSL	5,025	$788,641

CANADA — 3.4%
ENERGY — 1.9%
Cameco	13,361	990,251

FINANCIALS — 1.5%
Brookfield Asset Management, Cl A	14,546	803,468

		1,793,719

DENMARK — 1.5%
HEALTH CARE — 1.5%
Novo Nordisk, Cl B	11,168	772,437

FRANCE — 1.6%
HEALTH CARE — 1.6%
BioMerieux	5,940	818,589

GERMANY — 4.7%
HEALTH CARE — 3.2%
Bayer	28,213	845,661
Fresenius Medical Care	14,453	825,377
		1,671,038

MATERIALS — 1.5%
COVESTRO AG-TEND *	11,410	808,973

		2,480,011
IRELAND — 1.6%
INDUSTRIALS — 1.6%
Experian PLC	16,101	827,842

JAPAN — 6.2%
HEALTH CARE — 6.2%
Astellas Pharma	80,200	786,481

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF JUNE 30, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Eisai	29,900	$858,633
Kyowa Kirin	49,600	846,612
Otsuka Holdings	16,300	806,960

		3,298,686

LUXEMBOURG — 1.7%
COMMUNICATION SERVICES — 1.7%
Spotify Technology *	1,195	916,971

NETHERLANDS — 1.6%
COMMUNICATION SERVICES — 1.6%
Universal Music Group	25,876	834,690

SOUTH KOREA — 2.1%
INDUSTRIALS — 2.1%
HD Hyundai Electric	2,907	1,092,064

SWEDEN — 1.6%
INDUSTRIALS — 1.6%
Saab, Cl B	15,432	854,311

SWITZERLAND — 4.8%
HEALTH CARE — 4.8%
Novartis	6,892	832,668
Roche Holding	2,494	809,610
Sandoz Group	15,635	852,854

		2,495,132
UNITED KINGDOM — 7.8%
CONSUMER DISCRETIONARY — 1.5%
Pearson PLC	53,728	788,905

HEALTH CARE — 1.6%
Smith & Nephew PLC	54,877	836,984

INDUSTRIALS — 3.1%
RELX PLC	14,805	798,740

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF JUNE 30, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Smiths Group PLC	27,843	$856,954
		1,655,694
MATERIALS — 1.6%
LyondellBasell Industries, Cl A	14,542	841,400

		4,122,983

UNITED STATES — 58.3%
COMMUNICATION SERVICES — 4.2%
Fox	17,281	968,427
Iridium Communications	3,820	115,250
Match Group	31,743	980,541
Yelp, Cl A *	2,676	91,707
		2,155,925

CONSUMER DISCRETIONARY — 2.8%
Adtalem Global Education *	775	98,603
Etsy *	1,681	84,319
H&R Block	1,711	93,917
Perdoceo Education	2,984	97,547
Stride *	661	95,971
Yum! Brands	6,718	995,473
		1,465,830

CONSUMER STAPLES — 2.0%
Altria Group	15,882	931,162
WK Kellogg	6,179	98,493
		1,029,655

ENERGY — 0.2%
Bristow Group *	3,337	110,021

FINANCIALS — 2.9%
Coinbase Global, Cl A *	3,718	1,303,122
Federated Hermes, Cl B	2,362	104,684
Primerica	366	100,163
		1,507,969

HEALTH CARE — 14.0%
ACADIA Pharmaceuticals *	4,565	98,467
Amedisys *	1,057	103,998
Chemed	175	85,213
DaVita *	7,137	1,016,666
Dynavax Technologies *	10,155	100,737
Exelixis *	2,348	103,488

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF JUNE 30, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Harmony Biosciences Holdings *	2,829	$89,396
HealthEquity *	971	101,722
Hims & Hers Health *	1,717	85,592
Humana	4,081	997,723
Illumina *	1,227	117,068
Incyte *	14,431	982,751
Labcorp Holdings	3,860	1,013,288
Lantheus Holdings *	1,294	105,927
Molina Healthcare *	3,259	970,856
Myriad Genetics *	20,819	110,549
Neurocrine Biosciences *	798	100,301
Select Medical Holdings	6,589	100,021
TransMedics Group *	779	104,394
Vertex Pharmaceuticals *	2,155	959,406
		7,347,563

INDUSTRIALS — 19.6%
A O Smith	15,071	988,206
AAR *	1,582	108,826
AeroVironment *	539	153,588
Axon Enterprise *	1,267	1,049,000
CoreCivic *	4,611	97,154
Enviri *	12,045	104,550
Fluor *	2,288	117,306
General Dynamics	3,494	1,019,060
GEO Group *	3,762	90,100
Huntington Ingalls Industries	4,253	1,026,929
Leidos Holdings	6,819	1,075,766
Lockheed Martin	2,001	926,743
Maximus	1,408	98,842
Northrop Grumman	1,977	988,460
Parsons *	1,526	109,521
Pitney Bowes	9,792	106,831
Science Applications International	987	111,146
Stanley Black & Decker	14,935	1,011,846
Textron	12,958	1,040,398
		10,224,272

INFORMATION TECHNOLOGY — 8.9%
Arlo Technologies *	6,842	116,040
Badger Meter	392	96,021
Dropbox, Cl A *	3,448	98,612
Fair Isaac *	550	1,005,378

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF JUNE 30, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
First Solar *	6,127	$1,014,264
InterDigital	456	102,249
Lattice Semiconductor *	2,180	106,798
LiveRamp Holdings *	3,067	101,334
Palantir Technologies, Cl A *	7,281	992,546
VeriSign *	3,528	1,018,886
		4,652,128

MATERIALS — 3.7%
Celanese, Cl A	1,865	103,191
Century Aluminum *	5,419	97,650
Chemours	10,266	117,546
Eastman Chemical	12,029	898,085
Koppers Holdings	3,209	103,169
Materion *	1,315	104,372
MP Materials *	4,661	155,072
Scotts Miracle-Gro	1,715	113,121
SunCoke Energy	12,265	105,356
Sylvamo	1,874	93,887
		1,891,449

		30,384,812

TOTAL COMMON STOCK
(Cost $46,154,946)		51,480,888

TOTAL INVESTMENTS— 98.4%
(Cost $46,154,946)		$51,480,888

Percentages are based on Net Assets of $52,312,831.

*	Non-income producing security.

Cl — Class

PLC — Public Limited Company

As of June 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

Strategas Macro Momentum ETF
Assets:
Investments at Value (Cost $13,087,628)	$15,088,627
Cash and Cash Equivalents	691,576
Dividend and Interest Receivable	4,821
Reclaim Receivable	720
Receivable for Capital Shares Sold	25
Prepaid Expenses	403
Total Assets	15,786,172
Liabilities:
Payable due to Administrator	1,145
Payable for Management Fees	1,120
Chief Compliance Officer Fees Payable	829
Payable for Audit Fees	15,545
Custody Fees Payable	7,805
Payable for Exchange Fees	2,925
Payable for SEC Registration Fees	2,072
Payable for Printing Fees	1,555
Other Accrued Expenses	701
Total Liabilities	33,697
Commitments & Contingencies†
Net Assets	$15,752,475
Net Assets Consist of:
Paid-in Capital	$15,128,588
Total Distributable Earnings	623,887
Net Assets	$15,752,475
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	570,001
Net Asset Value, Offering and Redemption Price Per Share	$27.64

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Strategas Macro Thematic Opportunities ETF	Strategas Global Policy Opportunities ETF
Assets:
Investments at Value (Cost $137,837,754 and $46,154,946)	$168,487,418	$51,480,888
Cash and Cash Equivalents	14,850,502	911,092
Foreign Currency at Value (Cost 1,659)	1,689	—
Receivable for Capital Shares Sold	688,092	—
Dividend and Interest Receivable	60,694	51,510
Reclaim Receivable	1,386	39,729
Total Assets	184,089,781	52,483,219
Liabilities:
Payable for Investment Securities Purchased	634,451	—
Unrealized Depreciation on Spot Contracts	—	12
Payable for Management Fees	78,908	24,510
Overdraft of Foreign Currency	—	145,866
Total Liabilities	713,359	170,388
Net Assets	$183,376,422	$52,312,831
Net Assets Consist of:
Paid-in Capital	$154,272,740	$44,460,999
Total Distributable Earnings	29,103,682	7,851,832
Net Assets	$183,376,422	$52,312,831
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	5,330,000	1,590,000
Net Asset Value, Offering and Redemption Price Per Share	$34.40	$32.90

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT FOR THE PERIOD ENDED JUNE 30, 2025 (UNAUDITED)

STATEMENTS OF OPERATIONS

Strategas Macro Momentum ETF
Investment Income:
Dividend Income	$92,106
Interest Income	22,195
Less: Foreign Taxes Withheld	(1,412)
Total Investment Income	112,889
Expenses:
Management Fees	42,565
Administration Fees	9,063
Chief Compliance Officer Fees	672
Trustees' Fees	1,934
Audit Fees	14,329
Custodian Fees	11,620
Offering Costs	7,539
Legal Fees	3,735
Registration Fees	2,932
Printing Fees	2,144
Other Fees	4,899
Total Expenses	101,432
Management Fee Waiver	(42,565)
Reimbursement for Management Fees	(8,564)
Net Expenses	50,303
Net Investment Income	62,586
Net Realized Gain (Loss) on:
Investments(1)	(823,851)
Net Realized (Loss)	(823,851)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	901,281
Net Change in Unrealized Appreciation	901,281
Net Realized and Unrealized Gain	77,430
Net Increase in Net Assets Resulting from Operations	$140,016

(1)	Includes Realized Gain (Loss) as a result of in-kind transactions. (See Note 6 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT FOR THE PERIOD ENDED JUNE 30, 2025 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Strategas Macro Thematic Opportunities ETF	Strategas Global Policy Opportunities ETF
Investment Income:
Dividend Income	$447,180	$402,376
Interest Income	189,265	11,611
Less: Foreign Taxes Withheld	1,184	(164,205)
Total Investment Income	637,629	249,782
Expenses:
Management Fees	402,951	139,858
Total Expenses	402,951	139,858
Net Investment Income	234,678	109,924
Net Realized Gain (Loss) on:
Investments(1)	5,615,106	2,552,533
Foreign Currency Translations	(57)	(13,621)
Net Realized Gain	5,615,049	2,538,912
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	17,863,920	3,904,967
Foreign Currency Translations	30	(3,781)
Net Change in Unrealized Appreciation	17,863,950	3,901,186
Net Realized and Unrealized Gain	23,478,999	6,440,098
Net Increase in Net Assets Resulting from Operations	$23,713,677	$6,550,022

(1)	Includes Realized Gain (Loss) as a result of in-kind transactions. (See Note 6 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

	Strategas Macro Momentum ETF
	Six Months Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(1)
Operations:
Net Investment Income	$62,586	$70,511
Net Realized Loss	(823,851)	(336,757)
Net Change in Unrealized Appreciation	901,281	1,099,718
Net Increase in Net Assets Resulting from Operations	140,016	833,472
Distributions:	—	(110,432)
Capital Share Transactions:
Issued	5,839,682	16,946,997
Redeemed	(5,963,903)	(1,933,357)
Increase (Decrease) in Net Assets from Capital Share Transactions	(124,221)	15,013,640
Total Increase in Net Assets	15,795	15,736,680
Net Assets:
Beginning of Period	15,736,680	—
End of Period	$15,752,475	$15,736,680
Share Transactions:
Issued	210,000	650,001
Redeemed	(220,000)	(70,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(10,000)	580,001

(1)	Commenced operations on April 3, 2024.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

	Strategas Macro Thematic Opportunities ETF
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net Investment Income	$234,678	$536,691
Net Realized Gain	5,615,049	9,641,815
Net Change in Unrealized Appreciation	17,863,950	7,099,159
Net Increase in Net Assets Resulting from Operations	23,713,677	17,277,665
Distributions:	—	(1,194,864)
Capital Share Transactions:
Issued	106,783,087	19,123,221
Redeemed	(32,154,277)	(14,536,626)
Increase in Net Assets from Capital Share Transactions	74,628,810	4,586,595
Total Increase in Net Assets	98,342,487	20,669,396
Net Assets:
Beginning of Period/Year	85,033,935	64,364,539
End of Period/Year	$183,376,422	$85,033,935
Share Transactions:
Issued	3,450,000	650,000
Redeemed	(1,040,000)	(520,000)
Net Increase in Shares Outstanding from Share Transactions	2,410,000	130,000

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

	Strategas Global Policy Opportunities ETF
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net Investment Income	$109,924	$294,877
Net Realized Gain	2,538,912	5,269,965
Net Change in Unrealized Appreciation (Depreciation)	3,901,186	(1,343,552)
Net Increase in Net Assets Resulting from Operations	6,550,022	4,221,290
Distributions:	—	(805,688)
Capital Share Transactions:
Issued	15,045,156	14,639,019
Redeemed	(5,525,548)	(16,675,061)
Increase (Decrease) in Net Assets from Capital Share Transactions	9,519,608	(2,036,042)
Total Increase in Net Assets	16,069,630	1,379,560
Net Assets:
Beginning of Period/Year	36,243,201	34,863,641
End of Period/Year	$52,312,831	$36,243,201
Share Transactions:
Issued	500,000	520,000
Redeemed	(180,000)	(590,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	320,000	(70,000)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO MOMENTUM ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Six Months Ended June 30, 2025 (Unaudited)		Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period	$27.13		$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.10		0.18
Net Realized and Unrealized Gain (Loss)	0.41		2.14
Total from Investment Operations	0.51		2.32
Dividends and Distributions:
Net Investment Income	—		(0.19)
Total Dividends and Distributions	—		(0.19)
Net Asset Value, End of Period	$27.64		$27.13
Total Return†	1.88%		9.28%
Ratios and Supplemental Data:
Net Assets End of Period (Thousands)	$15,752		$15,737
Ratio of Expenses to Average Net Assets	0.65	%††	0.65	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.31	%††	2.22	%††
Ratio of Net Investment Income to Average Net Assets	0.81	%††	0.89	%††
Portfolio Turnover Rate‡	126	%‡	122	%‡

*	Per unit data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized for periods less than a year.

Total return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemption.
(1)	Commenced operations on April 3, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(1)
Net Asset Value, Beginning of Period/Year	$29.12		$23.07	$23.08	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.06		0.20	0.29	0.32
Net Realized and Unrealized Gain (Loss)	5.22		6.26	0.04 (2)	(2.07)
Total from Investment Operations	5.28		6.46	0.33	(1.75)
Dividends and Distributions:
Net Investment Income	—		(0.41)	(0.34)	(0.17)
Total Dividends and Distributions	—		(0.41)	(0.34)	(0.17)
Net Asset Value, End of Period/Year	$34.40		$29.12	$23.07	$23.08
Total Return†	18.13%		27.99%	1.45%	(7.00)%
Ratios and Supplemental Data:
Net Assets End of Period/Year (Thousands)	$183,376		$85,034	$64,365	$77,550
Ratio of Expenses to Average Net Assets(3)	0.65	%††	0.65%	0.65%	0.65%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(3)	0.65	%††	0.65%	0.65%	0.65%††
Ratio of Net Investment Income to Average Net Assets(4)	0.38	%††	0.75%	1.26%	1.45%††
Portfolio Turnover Rate‡	69	%‡	91%	150%	94%‡

*	Per unit data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized for periods less than a year. Total return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
††	Annualized.
‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
(1)	Commenced operations on January 24, 2022.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for that period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(3)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

(4)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(1)
Net Asset Value, Beginning of Period/Year	$28.54		$26.02	$23.53	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.08		0.22	0.26	0.20
Net Realized and Unrealized Gain (Loss)	4.28		2.94	2.48	(1.55)
Total from Investment Operations	4.36		3.16	2.74	(1.35)
Dividends and Distributions:
Net Investment Income	—		(0.22)	(0.25)	(0.12)
Capital Gains	—		(0.42)	—	—
Total Dividends and Distributions	—		(0.64)	(0.25)	(0.12)
Net Asset Value, End of Period/Year	$32.90		$28.54	$26.02	$23.53
Total Return†	15.28%		12.13%	11.62%	(5.40)%
Ratios and Supplemental Data:
Net Assets End of Period/Year (Thousands)	$52,313		$36,243	$34,864	$20,004
Ratio of Expenses to Average Net Assets	0.65	%††	0.65%	0.65%	0.65%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.65	%††	0.65%	0.65%	0.65%††
Ratio of Net Investment Income to Average Net Assets	0.51	%††	0.80%	1.07%	0.91%††
Portfolio Turnover Rate‡	45	%‡	68%	74%	85%‡

Amounts designated as “—” are $0
*	Per unit data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized for periods less than a year. Total return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
††	Annualized.
‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
(1)	Commenced operations on January 24, 2022.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the Strategas Macro Momentum ETF, Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF (each a “Fund” and together, the “Funds”). The investment objective of the Funds is to seek long-term capital appreciation. The Funds are classified as a “diversified” investment company and operate as an exchange traded fund (“ETF”). Strategas Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Funds. Vident Advisory, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as sub-adviser. Prior to July 14, 2023, Vident Investment Advisory, LLC (“VIA” or the “Prior Sub- Adviser”) served as sub-adviser to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF. Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF commenced operations on January 24, 2022. The Strategas Macro Momentum ETF commenced operations on April 3, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca (the “Exchange”), Inc. Market prices for the Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis, at NAV only in a large specified number of Shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

As of and during the period ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2025, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. To the extent applicable, the Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the relevant Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income and any net realized capital gains at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 10,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with SEI Investments Distribution Co. (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2025, the Strategas Global Policy Opportunities ETF and Strategas Macro Thematic Opportunities ETF paid $0 for such services. For the period ended June 30, 2025, the Strategas Macro Momentum ETF paid $9,063 for such services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the period ended June 30, 2025, the Funds did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement and Sub-Advisory Agreement:

The Adviser oversees the day-to-day operations of the Funds, subject to the oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. Further, the Adviser continuously reviews, supervises, and administers the Funds’ investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser. The Board supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. For its services to the Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the average daily net assets of each Fund. For its services to the Strategas Macro Momentum ETF the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.55% of the average daily net assets of the Fund.

Under the investment advisory agreement between the Trust, on behalf of Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF, and the Adviser, the Adviser has agreed to pay all expenses incurred by each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives.

Under the terms of the investment advisory agreement for the Strategas Macro Momentum ETF, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) from exceeding 0.65% of the average daily net assets of the Fund until April 30, 2026 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2026. For the six months ended June 30, 2025, as shown on the Statement of Operations as “Management Fee Waiver”, the Adviser waived fees of $42,565 which will not be available for recapture. During the period ended June 30, 2025, the Funds did not incur any recoupments.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

On September 26, 2023, the Adviser and the Sub-Adviser entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board. The Sub- Advisory Agreement was amended and restated effective April 2, 2024 to include the Strategas Macro Momentum ETF as a fund to which investment sub-advisory services are performed.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.07% based on the average daily net assets of the respective Fund for assets up to $250 million, 0.065% based on the average daily net assets of each Fund when assets exceed $250 million, and 0.06% based on the average daily net assets of each Fund when assets exceed $500 million, subject to a minimum annual fee of $35,000.

As part of an acquisition transaction that resulted in the change in control of VIA, the Sub-Adviser replaced the Prior Sub-Adviser to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF, effective as of July 14, 2023. Prior to this date, the Prior Sub-Adviser served as subadvisor to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF pursuant to an investment sub-advisory agreement entered into between the Adviser and the Prior Sub-Adviser (the “Prior Sub-Advisory Agreement”). The terms and fees of the Sub-Advisory Agreement are the same as the terms and fees of the Prior Sub- Advisory Agreement, except for the date.

There was no change in either Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF portfolio managers, investment objective, principal investment strategy, or investment policies in connection with the aforementioned acquisition transaction.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

6. Investment Transactions:

For the period ended June 30, 2025, the purchases and sales of investment securities other than in-kind transactions, long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
Strategas Macro Momentum ETF	$18,638,037	$18,633,964
Strategas Macro Thematic Opportunities ETF	81,073,965	82,127,013
Strategas Global Policy Opportunities ETF	24,579,813	19,437,218

For the period ended June 30, 2025, there were in-kind transactions associated with creation and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Strategas Macro Momentum ETF	$5,518,077	$5,689,245	$792,878
Strategas Macro Thematic Opportunities ETF	95,097,970	31,807,672	9,367,957
Strategas Global Policy Opportunities ETF	9,094,134	5,421,693	1,445,994

The in-kind transactions have been properly excluded from the calculation of portfolio turnover within the Funds’ financial highlights.

For the period ended June 30, 2025, there were no purchases or sales of long-term U.S. Government securities by the Funds.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arises.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

The tax character of dividends and distributions declared during the fiscal year ended December 31, 2024 and December 31, 2023 were as follows:

	Ordinary Income	Long Term Capital Gain	Total
Strategas Macro Momentum ETF
2024	$110,432	$—	$110,432
Strategas Macro Thematic Opportunities ETF
2024	1,194,864	—	1,194,864
2023	961,155	—	961,155
Strategas Global Policy Opportunities ETF
2024	333,756	471,932	805,688
2023	328,348	—	328,348

As of December 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Specified Losses	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
Strategas Macro Momentum ETF	$—	$—	$(497,030)	$(18,519)	$999,502	$(82)	$483,871
Strategas Macro Thematic Opportunities ETF	—	—	(6,363,964)	(196,011)	11,969,937	(19,957)	5,390,005
Strategas Global Policy Opportunities ETF	229,585	109,679	—	—	962,545	1	1,301,810

Post October specified losses represent specified losses on investment transactions from November 1, 2024 to December 31, 2024, that, in accordance with Federal Income tax regulations, the Fund(s) may elect to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

	Short-Term Loss	Total
Strategas Macro Momentum ETF	$497,030	$497,030
Strategas Macro Thematic Opportunities ETF	6,363,964	6,363,964

During the year ended December 31, 2024, the following Funds utilized capital loss carryforwards to offset capital gains; $4,208,589 Strategas Macro Thematic Opportunities ETF and $217,949 Strategas Global Policy Opportunities ETF.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Strategas Macro Momentum ETF	$13,087,628	$2,000,999	$—	$2,000,999
Strategas Macro Thematic Opportunities ETF	137,837,754	31,091,460	(441,796)	30,649,664
Strategas Global Policy Opportunities ETF	46,154,946	6,927,290	(1,601,348)	5,325,942

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

8. Concentration of Risks:

As with all management investment companies, a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ NAV and ability to meet their investment objective.

Active Management Risk (All Funds) - The success of each Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising, in which case the Fund could experience losses regardless of the overall performance of the U.S. equity market.

Business Development Companies (“BDCs”) Risk (Strategas Macro Momentum ETF) - Investments in closed-end funds that are BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized companies that may not have access to public equity markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and the portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

Depositary Receipts Risk (Strategas Macro Momentum ETF) - Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based.

Emerging Market Company Risk (Strategas Global Policy Opportunities ETF) - Investments in emerging market companies are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The Fund considers an emerging market company to be a company designated as from an emerging market country by the MSCI All Country World Index.

Equity Market Risk (All Funds) – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders such as the Fund.

ETF Risks (All Funds) – The Funds are ETFs and, as a result of this structure, they are exposed to the following risks.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

Trading Risk – Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Funds are ETFs, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Foreign Company Risk (Strategas Global Policy Opportunities ETF and Strategas Macro Momentum ETF) – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk (Strategas Global Policy Opportunities ETF and Strategas Macro Momentum ETF) – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

Geographic Focus Risk (Strategas Global Policy Opportunities ETF) – To the extent that it focuses its investments on a particular country or geographic region outside the U.S., the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

European Risk – The Fund has significant exposure to securities of issuers located in the European region. As a result, the Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests. Any adverse economic or political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Countries in Europe will be significantly affected by the fiscal and monetary controls of the EU. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro, the default or threat of default by an EU member country on its sovereign debt, and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the Euro and/or withdraw from the EU, such as the U.K.’s formal exit on January 31, 2020. While the U.K left the EU single markets and customs union under the terms of a new trade agreement effective December 31, 2020, there is still considerable uncertainty relating to the potential consequences associated with the U.K.’s exit and whether the exit will increase the likelihood of other countries also departing the EU.

On February 24, 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

Geopolitical Risk & Foreign Relations Risk (Strategas Global Policy Opportunities ETF) – U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. As of the date of this Prospectus, the U.S. is involved in a number of negotiations with foreign entities over alleged mistreatment of U.S. companies, imbalances in trade, tariff rates, currency manipulation, and nontrade non-tariff barriers and activities. Whether these negotiations resolve positively or escalate, changes in the trade relationships between the U.S. and foreign countries could result in positive or negative ramifications for the Fund’s holdings. Additionally, escalation or de-escalation in the geopolitical climate, new or resolved conflicts, and changes to the defense budgets of both the U.S. and foreign countries may impact performance of the Fund’s holdings.

Gold Risk (Strategas Macro Momentum ETF) – Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to price movements in other asset classes. Some factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold, an increase in the hedging of precious metals, such as gold, and changes in economic and/or political conditions, including regulatory developments.

Inflation Risk (All Funds) – Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline. Measures of inflation have increased to levels not experienced in several decades. Uncertainty regarding the magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation, may negatively impact asset prices and increase market volatility.

Investments in Investment Company Risk (Strategas Macro Momentum ETF) - When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

Large Capitalization Risk (All Funds) – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk (All Funds) – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Lobbying Focused Investments Risk (Strategas Global Policy Opportunities ETF) – The Adviser’s investment process utilizes lobbying intensity as the primary input when selecting securities for the Fund’s portfolio. The Adviser does not consider a company’s traditional financial metrics when constructing the Fund’s portfolio. A company’s financial performance is determined by a number of factors, and the degree to which a company engages in lobbying activities may have little or no impact on whether the company performs well or poorly financially. Further, a company may be lobbying due to a threat to its operations created by proposed or anticipated regulations and if such lobbying efforts are unsuccessful and the regulations are adopted, the regulations could lead to increased operational costs or other effects causing underperformance. Companies with significant lobbying expenditures may underperform companies with lower lobbying expenditures. The Fund may forego some market opportunities available to funds that do not focus on securities of companies with significant lobbying activity, and therefore the Fund may underperform such other funds. Additionally, U.S. federal law imposes obligations on companies to disclose certain information on lobbying spend. If the law were to change in a manner so as to limit or eliminate such disclosures, it could have a material, negative impact on the Adviser’s ability to gather information regarding corporate lobbying spend.

Macro-Momentum Investing Strategy Risk (Strategas Macro Momentum ETF) – The Adviser selects securities for the Fund’s portfolio pursuant to a macro momentum investment strategy. The value of the Fund may decline if, among other reasons, securities selected for inclusion in the Fund’s portfolio due to their security characteristics that the Adviser believes are most highly correlated to a macro momentum strategy do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a macro momentum portfolio, or other investment strategies generally outperform a macro momentum strategy of investing based on a variety of factors..

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

Macro-Thematic Trend Investing Strategy Risk (Strategas Macro Thematic Opportunities ETF) – The Adviser select securities for the Fund’s portfolio pursuant to a macro-thematic trend investment strategy. The value of the Fund may decline if, among other reasons, macro-thematic trends believed to be beneficial to the Fund do not develop as anticipated or maintain over time, securities selected for inclusion in the Fund’s portfolio due to their security characteristics that the Adviser believes are most highly correlated to a macro-thematic trend do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a macro-thematic trend, or other investment strategies generally outperform macro-thematic trends investing based on a variety of factors.

Master Limited Partnerships (MLPs) Risk (Strategas Macro Momentum ETF) – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Methodology Risk (Strategas Global Policy Opportunities ETF) – The Adviser’s methodology to determine a company’s “lobbying intensity” is derived from publicly available lobbying data filed and disclosed pursuant to the LDA. To the extent that a company fraudulently or accidently reports incorrect lobbying expenditures, such data may affect the Adviser’s methodology and cause securities of a company to be included in or excluded from the Fund’s portfolio when such securities otherwise would have been excluded or included, respectively. Further, there may be ways to influence legislation or public policy that may not be legally classified as “lobbying” or reported as such pursuant to the LDA. Additionally, the LDA only covers U.S. federal lobbying and does not include state or local lobbying or the lobbying of foreign governments. To the extent that the data disclosed pursuant to the LDA does not fully capture all lobbying expenditures or is otherwise incomplete, the Adviser’s methodology may be affected and result in securities of companies being included or excluded in the portfolio of the Fund that otherwise may have been excluded or included, respectively. The exclusion or inclusion of such securities may negatively affect the value of the Fund’s portfolio.

Portfolio Turnover Risk (All Funds) – Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect a Fund’s performance.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

REITs Risk (Strategas Macro Momentum ETF) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Sector Focus Risk (All Funds) – Because the Funds may, from time to time, be more heavily invested in particular sectors, the value of their shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, each Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The Funds’ sector exposures may change over time, as macroeconomic, market, sector and company-specific conditions change.

Communication Services Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the communication services sector. The Fund is subject to the risk that the securities of issuers in the communication services sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communication services sector. The communication services sector may be dominated by a small number of companies which may lead to additional volatility in the sector. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advances and the innovation of competitors. Communication services companies may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements, and government regulation. Fluctuating domestic and international demand, shifting demographics, and often unpredictable changes in consumer demand can drastically affect a communication services company’s profitability. Compliance with governmental regulations, delays or failure to receive regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of communication services companies. Certain companies in the communication services sector may be particular targets of network security breaches, hacking and potential theft of proprietary or consumer information, or disruptions in services, which would have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the consumer discretionary sector. The manufacturing segment of the consumer discretionary sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of companies operating in the consumer discretionary sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the consumer discretionary sector encompasses those businesses that tend to be the most sensitive to economic cycles.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

Healthcare Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector can also be significantly affected by product liability claims, rapid obsolescence of products or services, and patent expirations, as well as government approval of products and services.

Industrials Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the industrials sector. The Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the information technology sector. The information technology sector has been among the most volatile sectors of the stock market. Because the Fund’s investments are significantly exposed to companies in the information technology sector, its performance will be significantly affected by developments in that sector. The information technology sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. Companies in the information technology sector involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain companies in the information technology sector may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled. The risks associated with companies in the information technology sector are magnified in the case of small-cap technology companies.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

Materials Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the materials sector. The materials sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the materials sector. The prices of the securities of companies operating in the materials sector may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, supply chain disruptions, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Shareholder Concentration Risk (All Funds) – A large percentage of each Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase a Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Small and Medium Capitalization Companies Risk (All Funds) – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

Tax Risk (Strategas Macro Momentum ETF) – Income from certain ETPs that invest in commodities and other non-security based asset classes, as well as direct investments in such alternative asset classes such as gold, may not be qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will seek to restrict its income from direct investments in such alternative investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity investments and other non-security based instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund’s pursuit of its investment objective will potentially be limited by the Fund’s intention to qualify for treatment as a RIC. The Fund can make certain investments, the treatment of which is unclear under the Code and could adversely affect the Fund’s ability to qualify as a RIC.

U.S. Fiscal Risk (Strategas Global Policy Opportunities ETF) – As of the date of this Prospectus, the U.S. federal government is running fiscal deficits as a percentage of GDP above historical averages. The U.S.’ debt to GDP ratio is also elevated. Efforts by the administration to improve the U.S.’ fiscal state via reducing spending or increasing revenue could impact certain holdings of the Fund as well as the overall economy of the U.S. Additionally, failure for the U.S. to improve its fiscal state or take necessary actions such as raising the federal debt ceiling could result in U.S. debt being downgraded, which could have follow-on ramifications for the U.S. economy and investing environment. Certain companies held by the Fund rely on the U.S. as a customer and may be negatively impacted by any reductions in available spending or failure by the U.S. to pay its contractors and vendors for their services.

U.S. Government Securities Risk (Strategas Macro Momentum ETF) – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

Valuation Risk (All Funds) – The risk that a security may be difficult to value. A Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

Please also refer to the Funds’ Prospectuses and Statements of Additional Information for more comprehensive descriptions of the risk factors affecting shareholder investments in the Funds.

9. Other:

At June 30, 2025, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

10. Recent Accounting Pronouncements:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio manager(s). The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT JUNE 30, 2025 (UNAUDITED)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on June 11, 2025, shareholders of the Advisors’ Inner Circle III Trust elected Trustees.

All Nominees receiving a plurality of the votes cast at the Meeting with respect to a Trust will be elected as Trustees of the Trust, provided that thirty-three and one third percent (33 1/3%) of the shares of the Trust entitled to vote are present in person or by proxy at the Meeting. The election of Trustees for one Trust is not contingent on the election of Trustees for the other Trust. With a plurality vote, the Nominees who receive the highest number of votes will be elected, even if they receive votes from less than a majority of the votes cast. Because the Nominees are running unopposed, assuming a quorum is present, all Nominees are expected to be elected as Trustees, as all Nominees who receive a single vote in his other favor will be elected, while votes not cast or votes to withhold (or abstentions) will have no effect on the election outcome.

Trustee	Votes For	Votes Withheld	Proposal Passed
Jon C. Hunt	1,662,873,478	5,330,326	Yes
Nichelle Maynard-Elliott	1,574,558,027	93,645,777	Yes
Jay C. Nadel	1,627,701,282	40,502,522	Yes
Randall S. Yanker	1,642,537,284	25,666,520	Yes
John G. Alshefski	1,647,431,408	20,772,396	Yes
Thomas P. Lemke	1,627,734,666	40,469,138	Yes

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Strategas ETFs
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
855-273-7227

Investment Adviser
Strategas Asset Management, LLC 52
Vanderbilt Avenue, 19th Floor
New York, NY 10017

Sub-Adviser
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009

Administrator
SEI Investments Global Funds Services One
Freedom Valley Drive
Oaks, PA 19456

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive Oaks,
PA 19456

Legal Counsel
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

STR-SA-001-0300

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 4, 2025